Employee stock options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE STOCK OPTIONS (Tables)
A summary of the stock option activity

A summary of the stock option activity as of June 30, 2014, and changes during the six months then ended is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding, December 31, 2013	2,647,500	$4.01
Granted	5,000	16.99
Forfeited	(62,000)	4.60
Exercised	(83,000)	3.00
Outstanding, June 30, 2014	2,507,500	$4.06	8.2 Years	$33,602,125
Exercisable, June 30, 2014	621,500	$3.36	8.0 Years	-

A summary of the stock option activity.

A summary of the status of the stock options as of December 31, 2012 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012		2011
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at beginning of the year	1,125,000	$2.00	-	$-
Issued	165,000	4.50	1,125,000	2.00
Forfeited	(165,000)	2.00	-	-
Exercised	-	-	-	-

Outstanding at end of year	1,125,000	$2.37	1,125,000	$2.00

Exercisable at end of year	200,000	$2.00	-	$-

Weighted average fair value of
options granted during the year		$4.26		$2.32

Schedule of Stock Options Roll Forward

Employee Stock Options – Following is a table reflecting the issuances during 2012 and 2013 and their related exercise prices:

Grant date	# of options	Exercise price
July 1, 2012	75,000	$4.50
September 1, 2012	50,000	4.50
October 1, 2012	40,000	4.50

January 1, 2013	1,400,000	4.50
March 15, 2013	150,000	5.50
June 25, 2013	35,000	7.50
December 16, 2013	100,000	$10.00

	1,850,000

Schedule of Stock Options Roll Forward.

Employee Stock Options – Following is a table reflecting the issuances during 2011 and 2012 and their related exercise prices:

Grant date	# of options	Exercise price
December 1, 2011	960,000	$2.00

July 1, 2012	75,000	4.50
September 1, 2012	50,000	4.50
October 1, 2012	40,000	4.50

	1,125,000

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable

A summary of the status of the stock options as of December 31, 2013 and changes during the years ended December 31, 2013 and 2012 is as follows:

	2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at beginning of the year	1,125,000	$2.37	1,125,000	2.00
Issued	1,685,000	4.98	165,000	4.50
Forfeited	(137,500)	2.55	(165,000)	2.00
Exercised	(25,000)	3.50	-	-

Outstanding at end of year	2,647,500	$4.01	1,125,000	2.37

Exercisable at end of year	662,500	$3.13	200,000	2.00

Weighted average fair value of
options granted during the year		$4.35		4.26

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity

The following table summarizes information related to the Company’s stock options outstanding at December 31, 2013:

	Options Outstanding
Exercise price	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
2.00	842,500	7.92	362,500
4.50	1,520,000	8.96	300,000
5.50	150,000	9.29	-
7.50	35,000	9.48	-
10.00	100,000	9.96	-

-	2,647,500	8.69	662,500

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity.

The following table summarizes information related to the Company’s stock options outstanding at December 31, 2012:

	Options Outstanding
Exercise price	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
2.00	960,000	8.92	200,000
4.50	165,000	9.49	-

	1,125,000	9.00	200,000

Assumptions used to determine the fair value of options granted

The following are the Black-Scholes weighted-average assumptions used for options granted during the periods ended December 31, 2013 and 2012:

	Risk free interest rate	Expected life (years)	Dividend yield	Volatility

July 1, 2012	0.67%	6.5	-	158%
September 1, 2012	0.80%	6.5	-	153%
October 1, 2012	0.25%	5.75	-	147%

January 1, 2013	0.76%	6.5	-	138%
February 13, 2013	0.92%	6.5	-	137%
March 15, 2013	0.84%	6.5	-	132%
June 25, 2013	1.49%	6.5	-	128%
December 16, 2013	1.55%	6.5	-	119%

Assumptions used to determine the fair value of options granted.

The following are the Black-Scholes weighted-average assumptions used for options granted during the periods ended December 31, 2012 and 2011:

	October 1,	September 1,	July 1,	December 1,
	2012	2012	2012	2011

Risk free interest rate	0.25%	0.80%	0.67%	0.97%
Expected life (years)	5.75	6.5	6.5	6.5
Dividend yield	-	-	-	-
Volatility	147%	153%	158%	32%